Investment Held in Trust Account (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
U.S. Money Market [Member]
Investment Held in Trust Account (Details) [Line Items]
Investment in trust account	$ 203	$ 203
U.S. Treasury Securities [Member]
Investment Held in Trust Account (Details) [Line Items]
Investment in trust account	$ 170,064,795	$ 170,027,139
Maturity date	Apr. 22, 2021	Apr. 22, 2021